FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Registrant Name         Variable Account I - AIG Life Insurance Company

File Number             811-5301

Registrant CIK Number:  0000820627



Report as of the end of semiannual period:  /  /    (a)
                        or fiscal year: 12/31/99    (b)
Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N): Y Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N):  N

1.A)  Registrant Name:  Variable Account I - AIG Life Insurance Company
   B)  File Number:  811-5301
   C)  Telephone Number:  (302) 594-2987
2.A)  Street:  One Alico Plaza, 600 King Street
   B)  City:  Wilmington   C)  State:  DE  D)  Zip Code:  19801  Zip Ext.:
   E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) --N---
4. Is this the last filing on this form by the Registrant? (Y or N) ---N---
5. Is Registrant a small business investment company (SBIC) ? (Y or N) --N--
6. Is Registrant a unit investment trust (UIT) ? (Y or N) --------Y---------



UNIT INVESTMENT TRUSTS
For period ending:  12/31/99
File Number:  811-5301

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                            Number of       Total Assets        Total Income
                            Series          ($000's omitted)    Distributions
                            Investing                           ($000's omitted)

A.   U.S. Treasury
       direct issue           __________      __________         __________

B.   U.S. Government
       agency                 ___________     __________         __________

C.   State and municipal
       tax-free               ___________     __________         __________

D.   Public utility debt      ___________     __________         __________

E.   Brokers or dealers
       debt or debt of
       brokers' or dealers'
       parent                 ___________     __________         __________

F.   All other corporate
      intermed. & long-term
      debt                    ___________     __________         __________

G.   All other corporate
       short-term debt        ___________     __________         __________

H.   Equity securities of
       brokers or dealers
       or parents of
       brokers or dealers     ___________     __________         __________

I.   Investment company
     equity securities        ____________    __________         __________

J.   All other equity
     securities                  10           $ 2,512,508        $ 106,340

K.   Other securities         ___________     __________         __________

L.   Total assets of all
     series of
     registrant                  10           $ 2,512,508        $ 106,340


UNIT INVESTMENT TRUSTS
For period ending:  12/31/99
File Number:  811-5301

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 27,597